Note 4 - Vessels, Net (Detail) - Summary of Vessels (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs	$ 326,449,124	$ 326,449,124	$ 310,327,764
Accumulated Depreciation-Balance	(89,385,246)	(71,036,690)	(53,056,940)
Net Book Value	237,063,878	255,412,434	257,270,824
Depreciation Expense	(17,385,608)	(18,348,556)	(17,979,750)
Net Book Value	(17,385,608)	(18,348,556)	(17,979,750)
- -Sale of vessels	(19,318,073)
- -Sale of vessels	6,574,549
- -Sale of vessels	(12,743,524)
Costs			16,121,360
Net Book Value			16,121,360
Costs	307,131,051	326,449,124	326,449,124
Accumulated Depreciation-Balance	(100,196,305)	(89,385,246)	(71,036,690)
Net Book Value	$ 206,934,746	$ 237,063,878	$ 255,412,434